Other intangible assets (Schedule of Change In The Amount of Intangible Assets) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
At cost
Beginning balance	€ 22,645	€ 34,739
Deconsolidation ASMPT		(12,146)
Additions	1,496	470
Reclassification from evaluation tools	2,269
Disposals	(1,616)	(1)
Foreign currency translation effect	896	(417)
Ending balance	25,690	22,645
Accumulated amortization:
Beginning balance	17,008	20,824
Deconsolidation ASMPT		(7,639)
Amortization of Intangible Assets	4,728	4,189
Reclassification from evaluation tools	878
Disposals	(1,616)	(1)
Foreign currency translation effect	732	(365)
Ending balance	21,730	17,008
Other intangible assets, net:	3,960	5,637
Software [Member]
At cost
Beginning balance	15,603	20,346
Deconsolidation ASMPT		(4,931)
Additions	1,496	437
Reclassification from evaluation tools	0
Disposals	(414)	(1)
Foreign currency translation effect	216	(248)
Ending balance	16,901	15,603
Accumulated amortization:
Beginning balance	11,608	13,446
Deconsolidation ASMPT		(3,744)
Amortization of Intangible Assets	3,695	2,118
Reclassification from evaluation tools	0
Disposals	(414)	(1)
Foreign currency translation effect	193	(211)
Ending balance	15,082	11,608
Other intangible assets, net:	1,819	3,995
Purchased Technology And Other Intangible Assets [Member]
At cost
Beginning balance	7,042	14,393
Deconsolidation ASMPT		(7,215)
Additions	0	33
Reclassification from evaluation tools	2,269
Disposals	(1,202)	0
Foreign currency translation effect	680	(169)
Ending balance	8,789	7,042
Accumulated amortization:
Beginning balance	5,400	7,378
Deconsolidation ASMPT		(3,895)
Amortization of Intangible Assets	1,033	2,071
Reclassification from evaluation tools	878
Disposals	(1,202)	0
Foreign currency translation effect	539	(154)
Ending balance	6,648	5,400
Other intangible assets, net:	€ 2,141	€ 1,642
Minimum [Member]
Accumulated amortization:
Amortization period of other intangible assets	3 years
Maximum [Member]
Accumulated amortization:
Amortization period of other intangible assets	7 years